OPERATING COSTS AND EXPENSES (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating costs and expenses
Personnel	[1]	R$ (5,613,762,000)	R$ (4,888,100,000)	R$ (4,111,674,000)
Third-party services	[2]	(16,380,658,000)	(15,658,855,000)	(14,842,677,000)
Rental, insurance, condominium and connection means	[3]	(1,364,104,000)	(1,422,280,000)	(1,290,015,000)
Taxes, charges and contributions	[4]	(2,130,117,000)	(1,992,208,000)	(1,786,702,000)
Estimated impairment losses on accounts receivable (Note 5)		(1,362,678,000)	(1,315,614,000)	(1,436,288,000)
Depreciation and amortization	[5]	(13,389,573,000)	(12,659,873,000)	(12,038,331,000)
Cost of goods sold		(4,301,092,000)	(3,841,064,000)	(3,222,043,000)
Materials and other operating costs and expenses		(269,952,000)	(230,412,000)	(263,661,000)
Total		(44,811,936,000)	(42,008,406,000)	(38,991,391,000)
Depreciation on lease		3,353,344	3,049,570	2,737,111
Cost of sales and services
Operating costs and expenses
Personnel	[1]	(1,302,479,000)	(1,109,109,000)	(861,876,000)
Third-party services	[2]	(9,419,794,000)	(8,865,064,000)	(8,019,315,000)
Rental, insurance, condominium and connection means	[3]	(1,241,597,000)	(1,307,950,000)	(1,187,976,000)
Taxes, charges and contributions	[4]	(2,060,261,000)	(1,905,558,000)	(1,704,235,000)
Estimated impairment losses on accounts receivable (Note 5)		0	0	0
Depreciation and amortization	[5]	(10,997,645,000)	(10,309,553,000)	(9,688,780,000)
Cost of goods sold		(4,301,092,000)	(3,841,064,000)	(3,222,043,000)
Materials and other operating costs and expenses		(92,532,000)	(93,382,000)	(97,144,000)
Total		(29,415,400,000)	(27,431,680,000)	(24,781,369,000)
Selling expenses
Operating costs and expenses
Personnel	[1]	(3,415,532,000)	(3,059,974,000)	(2,661,782,000)
Third-party services	[2]	(5,889,946,000)	(5,730,219,000)	(5,768,909,000)
Rental, insurance, condominium and connection means	[3]	(72,742,000)	(66,148,000)	(57,852,000)
Taxes, charges and contributions	[4]	(29,492,000)	(33,255,000)	(29,649,000)
Estimated impairment losses on accounts receivable (Note 5)		(1,362,678,000)	(1,315,614,000)	(1,436,288,000)
Depreciation and amortization	[5]	(1,541,485,000)	(1,521,709,000)	(1,506,862,000)
Cost of goods sold		0	0	0
Materials and other operating costs and expenses		(127,365,000)	(112,207,000)	(132,775,000)
Total		(12,439,240,000)	(11,839,126,000)	(11,594,117,000)
General and administrative expenses
Operating costs and expenses
Personnel	[1]	(895,751,000)	(719,017,000)	(588,016,000)
Third-party services	[2]	(1,070,918,000)	(1,063,572,000)	(1,054,453,000)
Rental, insurance, condominium and connection means	[3]	(49,765,000)	(48,182,000)	(44,187,000)
Taxes, charges and contributions	[4]	(40,364,000)	(53,395,000)	(52,818,000)
Estimated impairment losses on accounts receivable (Note 5)		0	0	0
Depreciation and amortization	[5]	(850,443,000)	(828,611,000)	(842,689,000)
Cost of goods sold		0	0	0
Materials and other operating costs and expenses		(50,055,000)	(24,823,000)	(33,742,000)
Total		R$ (2,957,296,000)	R$ (2,737,600,000)	R$ (2,615,905,000)

[1]	Includes costs and expenses with fees, salaries, social charges and benefits, profit sharing, stock-based compensation plans, pension plans and other post-employment benefits, training, transportation, health and nutrition.
[2]	Includes costs and expenses for interconnection and use of networks, advertising and publicity, plant maintenance, electricity, security, cleaning, TV content purchase, commercial brokerage and intermediation, partnerships, call center, back office, logistics and storage, preparation and posting of telephone bills, banking services, among others.
[3]	Includes costs and expenses of infrastructure, real estate, equipment, vehicles, insurance and means of connection.
[4]	Includes costs and expenses with FISTEL, FUST, FUNTTEL, liens for renewal of licenses and other taxes, fees and contributions.
[5]	Includes the consolidated amounts of R$3,353,344 and R$3,049,570 and R$2,737,111 in the years ended December 31, 2023, 2022 and 2021, respectively, related to the leases depreciation (Note 13.e).